Long-Term Investments (Details)					6 Months Ended
	Nov. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
Long-Term Investments (Details) [Line Items]
Cash amount				¥ 120,000,000
Aggregate interest percentage				99.00%
Partners capital			¥ 111,200,000
Aggregate interest			¥ 10,000,000
Diluted percentage			98.90%
Investment income					¥ 10.00	$ 1.4000
Huzhou Zheyou [Member]
Long-Term Investments (Details) [Line Items]
Injected capital		¥ 1,750,000
Equity interest percentage					35.00%	35.00%
Investment loss					¥ 20,000	$ 3,000
Chengdu Zhibo [Member]
Long-Term Investments (Details) [Line Items]
Injected capital	¥ 100,000
Equity interest percentage					40.00%	40.00%